UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Cash and cash equivalents	$ 176,316,554	$ 14,376,523	$ 0
Financial investments	154,464,652	0
Related party receivable	256,645	220,000	0
Other current assets	166,085	21,140	4,110
Derivative financial instruments		0	45,438
Total current assets	331,203,936	14,617,663	49,548
Capitalized software, net	0	699,753	23,443
Total assets	331,203,936	15,317,416	72,991
Current:
Accounts payable	889,594	877,641	846,988
Related party payable	9,560,773	0
Derivative financial instruments	7,267,500	32,226	0
Other payables	2,159,603	616,156	199,278
Accruals and other current liabilities		616,156	199,278
Total current liabilities	19,877,470	1,526,023	1,046,266
Other noncurrent payables	542,809	702,921	40,578
Total liabilities	20,420,279	2,228,944	1,086,844
STOCKHOLDERS' EQUITY
Common stock value	264,332	0
Net parent investment	0	13,120,698	(1,059,291)
Additional paid-in capital	320,295,756	0
Accumulated deficit	(9,776,431)	0
Accumulated other comprehensive income (loss)	0	(32,226)	45,438
Total stockholders' equity	310,783,657	13,088,472	(1,013,853)
Total liabilities and stockholders' equity	$ 331,203,936	$ 15,317,416	$ 72,991